Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” beginning on page 28 above. The amounts in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to restricted stock, performance share and stock option awards. See the “Options Exercised and Stock Vested” table on page 47 above.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Hemscott Group Index ($)(6)	Net Income (Loss) ($ 1,000s)(7)	Adjusted Operating Income (Loss) ($ 1,000s)(8)
2022	139,005,565	35,618,299	16,434,080	5,192,894	97.58	63.13	295,986	1,407,182
2021	13,842,464	84,307,437	2,421,334	10,977,325	167.47	105.97	(650,904)	323,863
2020	4,781,510	5,433,446	1,296,514	1,709,186	102.81	116.78	(1,724,535)	(1,015,892)
(1)    Reflects compensation amounts reported in the “Summary Compensation Table” (SCT) for our CEO, Michael Rapino, for the respective years shown.
(2)    “Compensation actually paid” (CAP) to our CEO in each of 2022, 2021, and 2020 reflects the respective amounts set forth in the SCT column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022
CEO	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	4,781,510	13,842,464	139,005,565
Less: Equity Award Values Reported in SCT for the Year ($)	(2,902,991)	(10,584,334)	(116,741,758)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	3,510,728	14,171,296	73,579,154
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	8,661,292
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	3,395,651	66,634,819	(2,819,678)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,351,452)	3,753,920	(66,066,276)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(3,510,728)	—
Compensation Actually Paid ($)	5,433,446	84,307,437	35,618,299
(3)    The following non-CEO named executive officers are included in the average figures shown:
2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.
2020: Joe Berchtold, Brian Capo, Michael Rowles, and Kathy Willard
(4)    Average CAP for our non-CEO NEOs in each of 2022, 2021, and 2020 reflects the respective amounts set forth in the Average SCT Total for non-CEO NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020 Average	2021 Average	2022 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	1,296,514	2,421,334	16,434,080
Less: Equity Award Values Reported in SCT for the Year ($)	(708,037)	(1,559,930)	(12,900,823)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	856,262	2,097,304	10,859,482
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	1,311,224
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	466,755	8,225,115	(1,260,603)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(202,308)	562,661	(9,250,466)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(769,159)	—
Compensation Actually Paid ($)	1,709,186	10,977,325	5,192,894
(5)    For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Live Nation for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively.
(6)    For the relevant fiscal year, represents the cumulative TSR of the Hemscott Group Index (“Peer Group TSR”) for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively.
(7)    Reflects “Net income (loss) attributable to common stockholders of Live Nation” in the company’s Consolidated Statement of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020. In mid-March 2020, the company ceased all Live Nation tours and closed its venues due to the COVID-19 pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2020 and 2021.
(8)    Company-selected Measure is adjusted operating income (loss) (“AOI”) which is described below. In mid-March 2020, the company ceased all Live Nation tours and closed its venues due to the COVID-19 pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2020 and 2021.

Company Selected Measure Name				Adjusted Operating Income (Loss) ($ 1,000s)(8)
Named Executive Officers, Footnote [Text Block]	The following non-CEO named executive officers are included in the average figures shown:
2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.
2020: Joe Berchtold, Brian Capo, Michael Rowles, and Kathy Willard

Peer Group Issuers, Footnote [Text Block]				For the relevant fiscal year, represents the cumulative TSR of the Hemscott Group Index (“Peer Group TSR”) for the measurement periods ending on December 31, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 139,005,565	$ 13,842,464	$ 4,781,510
PEO Actually Paid Compensation Amount	$ 35,618,299	84,307,437	5,433,446
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” (CAP) to our CEO in each of 2022, 2021, and 2020 reflects the respective amounts set forth in the SCT column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022
CEO	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	4,781,510	13,842,464	139,005,565
Less: Equity Award Values Reported in SCT for the Year ($)	(2,902,991)	(10,584,334)	(116,741,758)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	3,510,728	14,171,296	73,579,154
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	8,661,292
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	3,395,651	66,634,819	(2,819,678)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,351,452)	3,753,920	(66,066,276)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(3,510,728)	—
Compensation Actually Paid ($)	5,433,446	84,307,437	35,618,299

Non-PEO NEO Average Total Compensation Amount	$ 16,434,080	2,421,334	1,296,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,192,894	10,977,325	1,709,186
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average CAP for our non-CEO NEOs in each of 2022, 2021, and 2020 reflects the respective amounts set forth in the Average SCT Total for non-CEO NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020 Average	2021 Average	2022 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	1,296,514	2,421,334	16,434,080
Less: Equity Award Values Reported in SCT for the Year ($)	(708,037)	(1,559,930)	(12,900,823)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	856,262	2,097,304	10,859,482
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	1,311,224
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	466,755	8,225,115	(1,260,603)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(202,308)	562,661	(9,250,466)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(769,159)	—
Compensation Actually Paid ($)	1,709,186	10,977,325	5,192,894

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				Cumulatively, over the three year period from 2020 to 2022, our TSR outperformed the TSR for our peer group. The company’s TSR performance outpaced that of our peers in both 2022 and 2021, but slightly lagged our peers in 2020, as the company was particularly impacted by the COVID-19 pandemic with its operations shut for most of that year. There is a positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2020 and 2021, and between 2021 and 2022.
Compensation Actually Paid vs. Net Income [Text Block]
Between 2020 and 2021, there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there is an inverse relationship between Net Income and CAP for all NEOs as a group. The increase in Net Income between 2020 and 2022 didn’t directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 that was driven by strong stock price performance for the company in 2021. Similarly, there is a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2020 and 2021, and an inverse relationship for all NEOs as a group between 2021 and 2022. This trend was also driven by the middle year, 2021, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Between 2020 and 2021, there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there is an inverse relationship between Net Income and CAP for all NEOs as a group. The increase in Net Income between 2020 and 2022 didn’t directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 that was driven by strong stock price performance for the company in 2021. Similarly, there is a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2020 and 2021, and an inverse relationship for all NEOs as a group between 2021 and 2022. This trend was also driven by the middle year, 2021, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Total Shareholder Return Vs Peer Group [Text Block]				Cumulatively, over the three year period from 2020 to 2022, our TSR outperformed the TSR for our peer group. The company’s TSR performance outpaced that of our peers in both 2022 and 2021, but slightly lagged our peers in 2020, as the company was particularly impacted by the COVID-19 pandemic with its operations shut for most of that year. There is a positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2020 and 2021, and between 2021 and 2022.
Tabular List [Table Text Block]
Pay versus Performance Tabular List
Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial and non-financial performance measures we use to link the CAP of our named executive officers, for 2022, to the Company’s performance. The company had only two such measures that were actually used or considered by the Compensation Committee in 2022.

Measure	Nature	Explanation
Adjusted Operating Income (Loss)	Financial measure	We use AOI to evaluate the performance of the Company and define AOI as operating income (loss) before certain stock-based compensation expense, loss (gain) on disposal of operating assets, depreciation and amortization (including goodwill impairment), amortization of non-recoupable ticketing contract advances and acquisition expenses (including transaction costs, changes in the fair value of accrued acquisition-related contingent consideration obligations, and acquisition-related severance and compensation). AOI assists investors by allowing them to evaluate changes in the operating results of our portfolio of businesses separate from non-operational factors that affect net income (loss), thus providing insights into both operations and the other factors that affect reported results. Cash performance bonuses and the vesting of restricted stock awards to NEOs are both tied to AOI.
Stock Price	Financial measure	We have performance share awards for certain NEOs, the vesting of which is tied to the Company’s stock price.

Total Shareholder Return Amount	$ 97.58	167.47	102.81
Peer Group Total Shareholder Return Amount	63.13	105.97	116.78
Net Income (Loss)	$ 295,986	$ (650,904)	$ (1,724,535)
Company Selected Measure Amount	1,407,182	323,863	(1,015,892)
PEO Name				Michael Rapino
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Operating Income (Loss)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Stock Price
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (116,741,758)	$ (10,584,334)	$ (2,902,991)
PEO [Member] | Fair Value of Equity Awards Granted in the Year and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,579,154	14,171,296	3,510,728
PEO [Member] | Fair Value for Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,661,292	0	0
PEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,819,678)	66,634,819	3,395,651
PEO [Member] | Change in Fair Value of Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,066,276)	3,753,920	(3,351,452)
PEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,510,728)	0
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,900,823)	(1,559,930)	(708,037)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Year and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,859,482	2,097,304	856,262
Non-PEO NEO [Member] | Fair Value for Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,311,224	0	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,260,603)	8,225,115	466,755
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,250,466)	562,661	(202,308)
Non-PEO NEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (769,159)	$ 0